PROSPECTUS SUPPLEMENT

Dear Shareholder:

The KeyFunds are pleased to release the financial highlights for the KeyChoice Funds for the period from commencement of operations through May 31, 1997. In May, 1997 additional non-proprietary mutual funds were added to the investments of each KeyChoice Fund's portfolio. The information below is important and should be kept with a copy of your prospectus.

KeyFunds (R)
KeyChoice Growth Fund
KeyChoice Moderate Growth Fund
KeyChoice Income and Growth Fund

Supplement Dated July 7, 1997
to the Prospectus Dated December 16, 1996, as previously supplemented

The Prospectus of the KeyChoice Funds is supplemented as follows:


1. By deleting the tables on pages 1 through 3 and replacing them with the following:

     Expenses are one of several factors to consider when investing in the Funds. The following table summarizes shareholder transaction expenses and estimated Fund operating expenses for the Funds.

                                                                       KeyChoice         KeyChoice
                                                     KeyChoice         Moderate          Income and
                                                     Growth Fund       Growth Fund       Growth Fund



Shareholder Transaction Expenses(1):

   Maximum Sales Load Imposed on Purchases                 None               None              None
   Maximum Sales Load Imposed on Reinvested                None               None              None
     Dividends
   Deferred Sales Load                                     None               None              None
   Redemption Fees                                         None               None              None
   Exchange Fees                                           None               None              None


Annual Fund Operating Expenses After Expense
Waivers and Reimbursements (as a percentage of
average daily net assets):
   Management Fee                                          .20%               .20%              .20%
   Other Expenses(2)                                       .10%               .10%              .10%
Total Fund Operating Expenses(3)                           .30%               .30%              .30%


     The purpose of this table is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly ("Shareholder Transaction Expenses") or indirectly ("Annual Fund Operating Expenses"). For a more complete description of the Funds' operating expenses, see "Expenses, Distribution Plan and Shareholder Servicing Plan." From time to time, fees may be waived or expenses reimbursed by one or more Funds.
_____________

(1) Investors may be charged a fee if orders are placed through a broker or agent, including affiliated banks and non-bank affiliates of KeyCorp (see "Purchasing Shares").

(2) "Other Expenses" includes administration fees and shareholder servicing fees and estimates of such expenses as custodial and transfer agency fees, audit, legal and other business expenses for the current fiscal year. Absent voluntary fee waivers and expense reimbursements, "Other Expenses" would have been 22.56% for the KeyChoice Growth Fund, 2.79% for the KeyChoice Moderate Growth Fund, and 29.04% for the KeyChoice Income and Growth Fund for the Funds' initial five months of operations. Absent voluntary waivers, the maximum shareholder servicing fee payable by each Fund is .25% of a Fund's average daily net assets.

(3) Absent the fee waivers and/or expense reimbursements described in Note 2 above, "Total Fund Operating Expenses" would have been 22.66% for the KeyChoice Growth Fund, 2.89% for the KeyChoice Moderate Growth Fund, and 29.14% for the KeyChoice Income and Growth Fund, not inclusive of indirect expenses associated with investments in Underlying Portfolios (see pages 2 and 3) for the Funds' initial five months of operations. There can be no assurance that the foregoing voluntary fee waivers and/or expense reimbursements will continue.

     Shareholders in the Funds will indirectly bear the expenses of the Underlying Portfolios in which the Funds invest. The following table provides the total expense ratios after fee waivers and expense reimbursements for the Proprietary Portfolios of KeyFunds and VP as described in their current prospectuses, as well as the percentage range of each Fund's total investments that could be invested in each Proprietary Portfolio. Absent such fee waivers and expense reimbursements, which may be discontinued at any time, the expense ratios of the Underlying Portfolios would be higher. In addition, the table provides the annual operating expenses of the Other Portfolios as described in each of the Other Portfolio's current prospectus. The expense ratios of the Other Portfolios may change. In addition, the Adviser has the discretion to substitute different Other Portfolios at any time.



                                                                              Percentage of   Percentage of
                                        Expense Ratios       Percentage of    Moderate        of Income and
                                        (after Waivers       Growth Fund's    Growth Fund's   Growth Fund's
                                        and                  Total            Total           Total
Proprietary Portfolio                   Reimbursements)      Investments      Investments     Investments

KeyFunds:

SBSF Fund                                     1.27%              0%-30%           0%-25%         0%-20%

SBSF Capital Growth Fund                      1.42%              0%-20%           0%-15%         0%-10%

SBSF Convertible Securities Fund              1.31%              0%-30%           0%-30%         0%-30%

Victory Portfolios:

Value Fund                                    1.40%              0%-45%           0%-35%         0%-25%

Diversified Stock Fund(1)                     1.05%              0%-50%           0%-40%         0%-30%

Growth Fund                                   1.40%              0%-25%           0%-20%         0%-15%

Special Value Fund(1)                         1.40%              0%-30%           0%-25%         0%-20%

Special Growth Fund                           1.53%              0%-20%           0%-15%         0%-10%

International Growth Fund(1)                  1.75%              0%-30%           0%-25%         0%-20%

Government Mortgage Fund                      .90%               0%-20%           0%-25%         0%-30%

Investment Quality Bond Fund                  1.00%              0%-30%           0%-40%         0%-50%

Fund for Income                               1.00%              0%-15%           0%-25%         0%-35%

Intermediate Income Fund                      .95%               0%-15%           0%-25%         0%-35%

Limited Term Income Fund                      .86%               0%-10%           0%-10%         0%-10%

Financial Reserves Fund(2)                    .67%               0%-15%           0%-15%         0%-15%

Other Portfolio

PBHG Growth Fund                              1.25%              0%-20%           0%-20%         0%-20%

Neuberger&Berman Genesis Fund                 1.28%              0%-20%           0%-20%         0%-20%

Loomis Sayles Bond Fund                       .75%               0%-20%           0%-20%         0%-20%
(Institutional Shares)

Average Weighted Expense Ratios:                                  1.12%           1.07%           1.03%

________________

(1) Denotes Class A shares only.

(2) Total investments in the Money Market Funds may temporarily exceed the 15% maximum due to daily investment of cash flows that are expected to be used for next day settlement of variable fund purchases by each of the Funds.

     The average weighted expense ratios for the Funds' investments in the Underlying Portfolios are based on a hypothetical portfolio mix that reflects expected investments under current market conditions. These figures are approximations of the Funds' indirect expense ratios associated with its investments in the Underlying Portfolios. The percentage of the Funds'
investments in each of the Underlying Portfolios will vary within the ranges shown above and investments in Other Portfolios will total 15%-20% of each Fund's total investments.

     Using the average weighted annual expense ratio for each Fund, the following example demonstrates the projected dollar amount of total cumulative expenses, including both the Fund level direct expense (Total Fund Operating Expense of .30% for each of the Funds) and the Underlying Portfolio level indirect expenses that would be incurred over various periods with respect to each of the Funds. Estimated expense ratios after waivers would be 1.42% for the Growth Fund, 1.37% for the Moderate Growth Fund, and 1.33% for the Income and Growth Fund.



                                                                      KeyChoice           KeyChoice Income
                                                   KeyChoice          Moderate Growth     and Growth Fund
                                                   Growth Fund        Fund
Example

You would pay the following
expenses on a $1,000  investment,
assuming (1) a 5% annual return and
(2) full redemption at the end of each
time period:

         1 Year                                           $14                $14                 $14
         3 Years                                          $45                $43                 $42

     THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. MOREOVER, WHILE THE TABLE ASSUMES A 5% ANNUAL RETURN, A FUND'S ACTUAL PERFORMANCE WILL VARY AND MAY RESULT IN AN ACTUAL RETURN GREATER OR LESS THAN 5%. YOU WOULD PAY THE SAME AMOUNT OF EXPENSES ON THE SAME INVESTMENT ASSUMING NO REDEMPTION AT THE END OF EACH TIME PERIOD.

2.   By inserting the information below after "Fund Expenses".

FINANCIAL INFORMATION SUMMARY

     Financial Highlights (for a share outstanding throughout each period). The following information has not been audited. This information should be read in conjunction with the KeyChoice Funds' semi-annual report to shareholders. If you would like a copy of the semi-annual report, write or call us at 800-KEY-FUND(R).




                                                                      KeyChoice           KeyChoice
                                                   KeyChoice Growth   Moderate Growth     Income & Growth
                                                   Fund(2)            Fund(2)             Fund(2)
                                                   Period Ended       Period Ended        Period Ended
                                                   May 31, 1997       May 31, 1997        May 31, 1997
                                                   (Unaudited)        (Unaudited)         (Unaudited)

Net Asset Value, Beginning of Period                    $10.00             $10.00             $10.00

Investment Activities

   Net investment income                                 0.05               0.09               0.14

   Net realized and unrealized gains from                0.69               0.48               0.29
     investment transactions

     Total from Investment Activities                    0.74               0.57               0.43

Distributions

   Net investment income                                (0.04)             (0.04)             (0.09)

Net Asset Value, End of Period                          $10.70             $10.53             $10.34

Total Return                                            7.40%(3)           5.75%(3)            4.33%(3)

Ratios/Supplemental Data:

Net Assets, End of Period (000)                          $432              $3,208              $391

Ratio of expenses to average net assets                 0.20%(4)           0.20%(4)            0.20%(4)

Ratio of net investment income to average net           1.05%(4)           2.81%(4)            3.58%(3)
   assets

Ratio of expenses to average net assets(1)             36.04%(4)           4.71%(4)            31.17(4)

Ratio of net investment income to average net         -34.79%(4)          -1.71%(4)          -27.40%(4)
   assets(1)

Portfolio Turnover                                      63.27%            64.13%               44.96%

Average Commission Rate per share                        0.00%             0.00%                0.00%
____________

(1) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(2) For the period December 31, 1996 (commencement of operations) through
May 31, 1997.

(3) Not annualized.

(4) Annualized.

3. By replacing the table on page 6 with the following table under "Investment Objectives and Policies":

The following table shows how the investments of the Growth Fund, the Moderate Growth Fund, and the Income and Growth Fund may be divided among various types of Underlying Portfolios:





                                               Percentage of      Percentage of
                               Percentage of   Moderate Growth    Income and
                               Growth Fund's   Fund's Total       Growth Fund's
                               Total           Investments        Total Investments  Underlying Portfolios
Investment Category            Investments                                           Qualifying for Purchases

Equity Funds                       70-90%           50-70%             30-50%        Proprietary Portfolios
                                                                                     SBSF Fund
                                                                                     SBSF Capital Growth Fund
                                                                                     Value Fund
                                                                                     Diversified Stock Fund
                                                                                     Growth Fund
                                                                                     Special Value Fund
                                                                                     Special Growth Fund
                                                                                     International Growth Fund

                                                                                     Other Portfolios(1)
                                                                                     PBHG Growth Fund
                                                                                     Neuberger&Berman Genesis Fund

Bond/Fixed Income Funds            10-30%           30-50%             50-70%        Proprietary Portfolios
                                                                                     SBSF Convertible Securities Fund
                                                                                     Government Mortgage Fund
                                                                                     Investment Quality Bond Fund
                                                                                     Fund for Income
                                                                                     Intermediate Income Fund
                                                                                     Limited Term Income Fund

                                                                                     Other Portfolios(1)
                                                                                     Loomis Sayles Bond Fund

Money Market Fund(2)               0-15%             0-15%              0-15%        Proprietary Portfolio
                                                                                     Financial Reserves Fund

______________

(1) Total investments in Other Portfolios is expected to range between 15% and 20% of total investments of each of the Funds.

(2) Total investments in Money Market Fund may temporarily exceed the 15% maximum due to daily investment of cash flows that are expected to be used for next day settlement of variable fund purchases by each of the Funds.

4.  By  changing  the  heading  "Descriptions  of  Proprietary   Portfolios"  to
"Descriptions of Underlying Portfolios" and replacing the table on page 10, but retaining Footnote 1 to the table.

Performance of Proprietary Portfolios

The following table summarizes the average annual total return (after the deduction of fund operating expenses but before the deduction of any applicable sales loads) for the following Proprietary Portfolios for the periods ended
May 31, 1997:




                                      Date of
                                      Commencement of     Since
Proprietary Portfolio(1)              Operations          Inception     One Year      Five Years     Ten Years

KeyFunds:

SBSF Fund                                10/17/83           13.38%        14.51%        15.74%         12.53%

SBSF Capital Growth Fund                  11/1/93            6.38%        -8.59%         n/a            n/a

SBSF Convertible Securities Fund          4/14/88           12.24%        16.56%        13.24%          n/a

Victory Portfolios:

Value Fund                                12/3/93           19.30%        25.14%         n/a            n/a

Diversified Stock Fund-Class A           10/20/89           15.85%        25.32%        18.92%          n/a

Growth Fund                               12/3/93           20.03%        30.67%         n/a            n/a

Special Value Fund-Class A                12/3/93           17.31%        22.51%         n/a            n/a

Special Growth Fund                       1/11/94           10.75%        -5.40%         n/a            n/a

International Growth Fund-Class A         5/18/90            6.88%         7.32%        9.20%           n/a

Intermediate Income Fund                 12/10/93            4.41%         6.40%         n/a            n/a

Investment Quality Bond Fund             12/10/93            4.78%         7.19%         n/a            n/a

Fund for Income                            5/8/87            8.26%         7.77%        5.97%           n/a

Government Mortgage Fund                  5/18/90            8.09%         8.00%        6.58%           n/a

Limited Term Income Fund                 10/20/89            6.34%         5.68%        5.05%           n/a


5. By inserting the following under "Descriptions of Underlying Portfolios," starting on page 11.

"Descriptions of Other Portfolios

The PBHG Growth Fund. The PBHG Growth Fund seeks capital appreciation. The portfolio will seek to achieve its objective by investing primarily in common stocks and convertible securities of small to mid-size companies believed to have an outlook for strong earnings growth and the potential for significant capital appreciation.

The   Neuberger&Berman   Genesis   Fund.   The   investment   objective  of  the
Neuberger&Berman Genesis Fund is to seek capital appreciation. The Neuberger&Berman Genesis Fund pursues this objective by investing primarily in common stocks of companies with small market capitalizations. The Neuberger&Berman Genesis Fund regards companies with market capitalization of up to $1.5 billion at the time of investment as small-cap companies.

The Loomis Sayles Bond Fund. The Loomis Sayles Bond Fund's investment objective is high total investment return through a combination of current income and capital appreciation. The Loomis Sayles Bond Fund seeks to achieve its objective by normally investing substantially all of its assets in fixed income securities, although up to 20% of its assets may be invested in preferred stocks. At least 65% of the Loomis Sayles Bond Fund's total assets will normally be invested in bonds."


6. By replacing the information under "Determination of Net Asset Value" on page 16 with the following:

"Determination of Net Asset Value:

     The net asset value ("NAV") of the shares of the Funds are determined and their shares are priced each "Business Day." A "Business Day" is a day on which the New York Stock Exchange ("NYSE") is open for trading. The NYSE is closed in observance of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

     In general, a Fund's net asset value per share is determined after the close of regular trading of the NYSE, which is normally at 4:00 p.m. Eastern time. Each Fund calculates its NAV by dividing the total value of all investments in Underlying Portfolios and securities, and other assets, less liabilities, by the total number of shares outstanding. The value of an investment in an Underlying Portfolio is based upon the NAV determined by the Underlying Portfolio."


7. By inserting under the heading "Description of Common Stock" on page 24 the following sentences:

     "As of June 1, 1997, SNBOC and Company owned a controlling interest (as that term is used under the 1940 Act) in the KeyChoice Growth Fund, KeyChoice Moderate Growth Fund, and KeyChoice Income and Growth Fund. As of June 1, 1997, BISYS Fund Services owned a controlling interest in KeyChoice Income and Growth Fund."


8. By deleting the reference to Price Waterhouse LLP under "Independent Accountants" on the back page and replacing it with the following:

"Coopers & Lybrand LLP, 100 East Broad Street, Suite 2100, Columbus, Ohio 43215"